Net Income (loss) per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Earnings Per Share Disclosure [Line Items]
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period	5,304,495	7,036,260	15,642,620
Restricted Stock
Earnings Per Share Disclosure [Line Items]
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period		13,620,000	36,448,980